Convertible Preference Share Liabilities - Schedule of Convertible Preference Share Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Preference Share Liabilities [Abstract]
Balance at beginning	18,000
Balance at beginning	$ 7,767,238
Convertible preference share liabilities issued	10,000	25,000
Convertible preference share liabilities issued	$ 5,544,628	$ 14,067,712
Convertible preference share liabilities exercised	(28,000)	(7,000)
Convertible preference share liabilities exercised	$ (39,465,089)	$ (5,214,962)
Change in fair value
Change in fair value	$ 26,153,223	$ (1,085,512)
Balance at ending		18,000
Balance at ending		$ 7,767,238